RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.   RELATED PARTY TRANSACTIONS

a)	Related parties#

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group
Zhejiang Marine Leasing Ltd.**	Equity investee of the Group since June 10, 2020
Tianjin Jiatai *	Equity investee of the Group till November 17,2019
Wuxi MZJH *	Equity investee of the Group till November 17,2019
SH Rongchi *	Equity investee of the Group till November 17,2019
SH MZJH *	Equity investee of the Group till November 17,2019
Allcure Information	An entity controlled by a director of the Company
Shanghai Huifu Technology Limited	An entity controlled by a director of the Company
Cherrylane Investments Limited	An entity controlled by a director of the Company
Guangdong Proton International Hospital Management Co., Ltd	A wholly owned subsidiary of an equity investee of the Group

#    These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2019, 2020 and 2021.

*     Tianjin Jiatai, SH Rongchi, SH MZJH and Wuxi MZJH were equity investee of the Group previously, which have been acquired by the Group since November 18, 2019 and have become subsidiaries of the Group.

**  Zhejiang Marine Leasing Ltd, which have been invested by the Group since June 10, 2020 and have become an associate of the Group.

b)    The Group had the following related party transactions for the years ended December 31, 2019, 2020 and 2021.

	For the Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loan to:
Tianjin Jiatai	5,949	—	—	—
Wuxi MZJH	1,640	—	—	—
SH MZJH	28,002	—	—	—
Guangdong Proton International Hospital Management Co., Ltd	—	—	142,895	22,424
	35,591	—	142,895	22,424
Interest income from:
JYADK	206	127	650	102
Guangdong Proton International Hospital Management Co., Ltd	—	—	2,797	439
	206	127	3,447	541

Loan from:
Cherrylane Investments Limited	—	—	15,932	2,500
Zhejiang Marine Leasing Ltd	—	199,000	8,500	1,334
	—	199,000	24,432	3,834
Interest expense to:
Cherrylane Investments Limited	151	587	554	87
Zhejiang Marine Leasing Ltd	—	41,331	12,978	2,037
	151	41,918	13,532	2,124
Repayment to:
Tianjin Jiatai	34,540	—	—	—
Shanghai Huifu Technology Limited	1,715	—	—	—
Cherrylane Investments Limited	—	—	3,824	600
SH Rongchi	1,029	—	—	—
Zhejiang Marine Leasing Ltd	—	272,640	77,062	12,093
	37,284	272,640	80,886	12,693
Repayment from:
JYADK	1,485	1,485	2,430	381
SH MZJH	26,000	—	—	—
	27,485	1,485	2,430	381
Management service income from:
SH MZJH	5,081	—	—	—
	5,081	—	—	—

(c)	The balances between the Group and its related parties as of December 31, 2020 and 2021 are listed below.

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Due from related parties, current:
JYADK	1,845	—	—
Guangdong Proton International Hospital Management Co., Ltd	—	145,692	22,862
	1,845	145,692	22,862

Due to related parties, current
Zhejiang Marine Leasing Ltd	3,191	—	—
Cherrylane Investments Limited	9,461	12,108	1,900
	12,652	12,108	1,900

Due to related parties, non-current
Zhejiang Marine Leasing Ltd	102,757	83,778	13,147

Due to related parties, non-current, due within 1 year
Zhejiang Marine Leasing Ltd	73,145	26,753	4,198
Cherrylane Investments Limited	—	9,240	1,450
	73,145	35,993	5,648